Submission	Feb. 27, 2026
Submission [Line Items]
Central Index Key	0001582313
Registrant Name	Xenon Pharmaceuticals Inc.
Registration File Number	333-281451
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A